CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (6,457)	$ (6,738)	$ 8,809
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	6,338	5,067	2,878
Stock-based compensation	7,731	4,817	2,256
Capital loss	18	20	7
Decrease (increase) in accrued severance pay, net	(13)		12
Decrease (increase) in other assets	(532)	6	98
Decrease (increase) in accrued interest and amortization of premium on marketable securities	366	212	151
Decrease (increase) in trade receivables	3,328	(8,139)	(1,187)
Decrease (increase) in other receivables and prepaid expenses	(2,749)	1,159	(970)
Decrease (increase) in inventories, net	(3,835)	3,233	329
Increase in long-term deferred taxes, net	(77)	(931)	(227)
Decrease in trade payables	(1,618)	(1,287)	(2,456)
Increase (decrease) in employees and payroll accruals	(2,053)	2,392	(748)
Increase (decrease) in deferred revenues	(2,823)	(7,089)	7,423
Increase (decrease) in other payables and accrued expenses	(988)	84	(1,178)
Liability related to settlement of OCS grants (See Note 11a)	(15,886)	15,886
Net cash provided by (used in) operating activities	(19,250)	8,692	15,197
Cash flows from investing activities:
Decrease (increase) in restricted cash and deposits	146	913	(78)
Investments in short-term bank deposits		(54,042)	(24,000)
Proceeds of short-term bank deposits	40,042
Purchase of property and equipment	(2,706)	(3,820)	(2,953)
Proceeds from sale of property and equipment			30
Investment in available-for sale marketable securities	(32,805)	(8,194)	(4,735)
Proceeds from sales of available-for-sale marketable securities	2,597	750	803
Proceeds from maturity of available-for-sale marketable securities	3,864	9,986	1,800
Payments (and loan issued) for subsidiaries acquired, net of cash (see schedule A below)		(24,892)
Net cash provided by (used in) investing activities	11,138	(79,299)	(29,133)
Cash flows from financing activities:
Issuance of shares related to secondary offering, net			84,922
Proceeds from excercise of stock options	899	5,903	2,838
Repayment of bank loan		(1,952)
Net cash provided by financing activities	899	3,951	87,760
Increase (decrease) in cash and cash equivalents	(7,213)	(66,656)	73,824
Cash and cash equivalents at the beginning of the year	50,026	116,682	42,858
Cash and cash equivalents at the end of the year	42,813	50,026	116,682
Supplementary cash flow information:
Cash paid (received) during the year for taxes	9	48	(100)
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)		(4,501)
Equipment and other assets		597
Intangible assets		14,025
Goodwill		17,663
Deferred tax assets, net		409
Long-term liabilities		(1,952)
Total Consideration		26,241
Non cash - Contingent Consideration (See also note 1b)		(1,349)
Payments (and loan issued) for subsidiaries acquired, net of cash		24,892
Proceeds from exercise of stock options	$ 27